Fixed assets - Internal costs capitalized as property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed assets
Labor expenses	€ 365	€ 400	€ 450